Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 09, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000231927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 11,662.80873	$ 11,662.80873	$ 11,662.80873	$ 11,662.80873	$ 11,662.80873	$ 9,454.312546	$ 8,599.28008	$ 10,000
Average Annual Return, Percent	23.36%	5.31%
C000038295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 25,691	$ 25,691	$ 25,691	25,691	$ 25,691	19,589	20,100		$ 19,865	$ 14,134	$ 15,392		$ 13,828	$ 13,290	$ 11,125	$ 10,284	$ 10,000
Average Annual Return, Percent	31.15%		10.79%		9.90%
C000038295 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	31.15%		10.78%		9.89%
C000012165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,803	14,803	$ 14,803	14,803	$ 14,803	12,013	11,185		17,431	12,837	12,758		12,168	13,998	10,559	10,565	10,000
Average Annual Return, Percent	23.22%		3.02%		4.00%
C000231926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 12,212	$ 12,212	$ 12,212	12,212	$ 12,212	10,100	9,644	10,000
Average Annual Return, Percent	20.91%	6.95%
C000209802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 18,450	$ 18,450	$ 18,450	$ 18,450	18,450	14,072	14,442		14,272	10,158	11,064	$ 10,000
Average Annual Return, Percent	31.11%		10.77%	11.28%
C000231925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 7,962	$ 7,962	$ 7,962	$ 7,962	7,962	5,368	5,060	10,000
Average Annual Return, Percent	48.33%	(7.37%)
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 12,166	$ 12,166	$ 12,166	$ 12,166	$ 12,166	8,816	8,133	10,000	25,823	17,923	16,296	10,000	14,371	13,486	10,880	10,440	10,000
Average Annual Return, Percent	37.99%	6.81%	14.51%	14.91%	12.36%
MSCI All Country World Index ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA
Account Value	$ 10,355	$ 10,355	$ 10,355	$ 10,355	$ 10,355	8,328	7,431	10,000	15,228	11,745	12,059		10,838	11,812	9,553	9,532	10,000
Average Annual Return, Percent	24.33%	1.18%	5.78%		4.79%
FTSE High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Account Value	$ 25,828	$ 25,828	$ 25,828	$ 25,828	$ 25,828	19,682	20,188		19,932	14,176	15,436	$ 10,000	13,865	13,317	11,141	10,291	10,000
Average Annual Return, Percent	31.23%		10.84%	11.36%	9.95%
S And P U S Dividend Growers Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Dividend Growers Index
Account Value	$ 12,352	$ 12,352	$ 12,352	$ 12,352	$ 12,352	9,535	9,060	10,000
Average Annual Return, Percent	29.55%	7.36%
Spliced International Explorer Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced International Explorer Index
Account Value	$ 16,360	$ 16,360	$ 16,360	16,360	$ 16,360	13,304	12,495		$ 18,483	$ 13,714	$ 13,841		$ 12,852	$ 14,009	$ 11,012	$ 10,809	$ 10,000
Average Annual Return, Percent	22.96%		3.40%		5.05%
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Account Value	$ 9,261	$ 9,261	$ 9,261	9,261	$ 9,261	7,398	6,776	10,000
Average Annual Return, Percent	25.18%	(2.55%)
MSCI ACWI Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Value Index
Account Value	$ 11,690.09571	$ 11,690.09571	$ 11,690.09571	$ 11,690.09571	$ 11,690.09571	$ 9,119.545678	$ 8,761.474757	$ 10,000
Average Annual Return, Percent	28.19%	5.39%